EARNINGS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS	12 Months Ended
Nov. 25, 2018
Earnings Per Share [Abstract]
EARNINGS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

NOTE 18: EARNINGS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

Basic earnings per share attributable to common stockholders is calculated by dividing net income attributable to common stockholders by the weighted-average number of common shares outstanding. Diluted earnings per share attributable to common stockholders adjusts the basic earnings per share attributable to common stockholders and the weighted-average number of common shares outstanding for the potentially dilutive impact of restricted stock units and stock appreciation rights using the treasury stock method. The following table sets forth the computation of our basic and diluted earnings per share as follows:

	Year Ended
	November 25, 2018	November 26, 2017	November 27, 2016
	(Dollars in thousands, except per share amounts)
Numerator:
Net income attributable to Levi Strauss & Co.	$283,142	$281,403	$291,052
Denominator:
Weighted-average common shares outstanding—basic	377,139,847	376,177,350	375,141,560
Dilutive effect of stock awards	11,467,514	8,160,980	7,711,390

Weighted-average common shares outstanding—diluted	388,607,361	384,338,330	382,852,950
Earnings per common share attributable to common stockholders:
Basic	$0.75	$0.75	$0.78
Diluted	$0.73	$0.73	$0.76
Anti-dilutive securities excluded from calculation of diluted earnings per share attributable to common stockholders	755,550	9,045,540	7,135,750